CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Millions, unless otherwise specified	Common Shares	Treasury Shares	Additional Paid-in Capital	Retained (Deficit)/Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2009	$ 1.0	$ (485.3)	$ 298.8	$ 365.7	$ (8.0)	$ 172.2
Balance (in shares) at Dec. 31, 2009	99.2	24.1
Comprehensive Income:
Net income				157.2		157.2
Derivative instruments accounted for as hedges, net of reclassification adjustment and tax					3.3	3.3
Foreign currency adjustments					(1.5)	(1.5)
Total Comprehensive Income				157.2	1.8	159.0
Exercise of stock options		22.7	6.4			29.1
Exercise of stock options (in shares)		(1.9)
Tax adjustments related to stock compensation			5.6			5.6
Treasury Stock repurchased		(250.0)				(250.0)
Treasury Stock repurchased (in shares)		8.5
Amortization of unearned stock-based compensation			11.6			11.6
Purchase of noncontrolling interest			(1.5)			(1.5)
Balance at Dec. 31, 2010	1.0	(712.6)	320.9	522.9	(6.2)	126.0
Balance (in shares) at Dec. 31, 2010	99.2	30.7
Comprehensive Income:
Net income				219.6		219.6
Derivative instruments accounted for as hedges, net of reclassification adjustment and tax					(0.7)	(0.7)
Foreign currency adjustments					(7.8)	(7.8)
Total Comprehensive Income				219.6	(8.5)	211.1
Exercise of stock options		21.3	5.0			26.3
Exercise of stock options (in shares)		(1.8)
Tax adjustments related to stock compensation			19.2			19.2
Treasury Stock repurchased		(368.5)				(368.5)
Treasury Stock repurchased (in shares)		6.5
Amortization of unearned stock-based compensation			16.7			16.7
Balance at Dec. 31, 2011	1.0	(1,059.8)	361.8	742.5	(14.7)	30.8
Balance (in shares) at Dec. 31, 2011	99.2	35.4
Comprehensive Income:
Net income				106.8		106.8
Derivative instruments accounted for as hedges, net of reclassification adjustment and tax					(1.1)	(1.1)
Foreign currency adjustments					8.2	8.2
Total Comprehensive Income				106.8	7.1	113.9
Exercise of stock options		10.4	1.0			11.4
Exercise of stock options (in shares)		(0.9)
Tax adjustments related to stock compensation			10.5			10.5
Treasury Stock repurchased		(150.0)				(150.0)
Treasury Stock repurchased (in shares)		5.0
Amortization of unearned stock-based compensation			5.7			5.7
Balance at Dec. 31, 2012	$ 1.0	$ (1,199.4)	$ 379.0	$ 849.3	$ (7.6)	$ 22.3
Balance (in shares) at Dec. 31, 2012	99.2	39.5